Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Fair value of derivative instruments - current	$ 181,858	$ 51,464
Payroll and related accruals	100,756	99,085
Other liabilities	66,589	67,244
Deferred revenue	63,368	57,066
Accrued expenses	54,271	51,026
Income taxes payable	27,669	14,354
Accrued contingent consideration and milestone payments	24,100	23,593
Operating lease liabilities	22,048	23,450
Accrued royalties	12,559	7,427
Cash collateral	9,200	600
Accrued interest on long-term debt	4,488	4,575
Restructuring	1,714	11,599
Total accrued and other current liabilities	$ 568,620	$ 411,483